Stockholders' Equity (Nonvested Restricted Common Stock Related To Stock-Based Compensation (Parenthetical) (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Stock Issued During Period, Value, Restricted Stock Award, Forfeitures	$ 45	$ 364